Average Annual Total Returns{- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Biotechnology Fund	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1501 Past 1 year	F1501 Past 5 years	F1501 Past 10 years
Total	24.56%	7.69%	19.09%	21.36%	6.69%	18.20%	15.26%	5.79%	16.20%	27.20%	7.86%	19.00%	30.16%	8.16%	18.91%	32.53%	9.26%	20.13%	32.71%		17.11%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	24.47%	8.94%	19.75%

[1]	(a)Since inception October 2, 2018.